Nature of Business and Organization - Schedule of Subsidiaries Provides Management Consulting Services (Details)	6 Months Ended
Jun. 30, 2026
Starchain Investment Trading Limited (“Starchain”) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A Hong Kong company ● Incorporated on June 12, 2017 ● Management Consulting Services
Ownership	100.00%
Shine Prosperity Holding Limited (“Shine Prosperity”) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A British Virgin Islands company ● Incorporated on November 13, 2020
Ownership	100.00%
Hang Feng International Asset Management Limited (“HF IAM”) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A Hong Kong company ● Incorporated on April 1, 2019 ● Asset Management
Ownership	100.00%
Hang Feng Capital Management Limited (“HF CM”) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A British Virgin Islands company ● Incorporated on November 30, 2023 ● Fund Management
Ownership	100.00%
Hang Feng Fund SPC (“HF Fund SPC”) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A Cayman Islands company ● Incorporated on July 25, 2024
Ownership	100.00%
Hang Feng Offshore Holdings Limited [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A British Virgin Islands company ● Incorporated on November 13, 2025
Ownership	100.00%
Hang Feng Horizon SPC [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A British Virgin Islands company ● Incorporated on January 2, 2026
Ownership	100.00%
HF Helios AI PTE Limited [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A Singapore company ● Incorporated on May 28, 2026
Ownership	100.00%